STOCKHOLDERS DEFICIT (Details 4) - $ / shares	12 Months Ended
	Dec. 31, 2020	Jul. 01, 2019
Warrants outstandings, beginning	28,324,275
Warrants exercise price	$ 0.75	$ 0.25
Warrants 1
Warrants outstandings, beginning	7,185,000
Warrants exercise price	$ 0.20
Expiration date	February 12, 2023
Warrants 2
Warrants outstandings, beginning	325,000
Warrants exercise price	$ 0.18
Expiration date	April 4, 2022
Warrants 3
Warrants outstandings, beginning	215,000
Warrants exercise price	$ 0.25
Expiration date	July 1,2022
Warrants 4
Warrants outstandings, beginning	100,000
Warrants exercise price	$ 0.25
Expiration date	September 1,2022
Warrants 5
Warrants outstandings, beginning	7,500,000
Warrants exercise price	$ 0.20
Expiration date	December 17, 2024
Warrants 6
Warrants outstandings, beginning	250,000
Warrants exercise price	$ 0.16
Expiration date	March 31, 2025
Warrants 7
Warrants outstandings, beginning	2,597,705
Warrants exercise price	$ 0.25
Expiration date	December 30, 2022
Warrants 8
Warrants outstandings, beginning	2,597,705
Warrants exercise price	$ 0.75
Expiration date	December 30,2022
Warrant 9
Warrants outstandings, beginning	4,713,603
Warrants exercise price	$ 0.20
Expiration date	December 30,2022
Warrant 10
Warrants outstandings, beginning	60,000
Warrants exercise price	$ 0.25
Expiration date	April 23,2023
Warrant 11
Warrants outstandings, beginning	50,000
Warrants exercise price	$ 0.25
Expiration date	December 30,2022
Warrant 12
Warrants outstandings, beginning	50,000
Warrants exercise price	$ 0.75
Expiration date	December 30,2022
Warrant 13
Warrants outstandings, beginning	700,000
Warrants exercise price	$ 0.15
Expiration date	May 21,2023
Warrant 14
Warrants outstandings, beginning	250,000
Warrants exercise price	$ 0.50
Expiration date	June 23,2023
Warrant 15
Warrants outstandings, beginning	1,000
Warrants exercise price	$ 0.50
Expiration date	August 10, 2022
Warrant 16
Warrants outstandings, beginning	4,262
Warrants exercise price	$ 1.824
Expiration date	March 19, 2021
Warrant 17
Warrants outstandings, beginning	1,725,000
Warrants exercise price	$ 0.04
Expiration date	February 21, 2021